Schedule of Secured Note Financing (Details) - USD ($)	Sep. 30, 2024	Jul. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face value	$ 25,999,000		$ 19,338,000		$ 13,006,022
Less: principal and capitalized interest payments	(9,200,000)
Long-term debt	8,100,000	$ 2,160,000
Loan And Security Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face value	14,057,000
Less: principal and capitalized interest payments
Less: debt discount	(280,000)
Less: debt issuance costs	(623,000)
Total outstanding note	13,154,000
(Less) Current note outstanding	5,054,000
Long-term debt	$ 8,100,000